Credit Risk - Summary of ECL Reconciliation For Other Business Segments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 863
Ending balance	1,377	£ 863
Recoveries net of collection costs	(24)	(40)	£ (42)
Income statement charge/(release) for the year	645	220	153
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147
Ending balance	216	147
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348
Ending balance	592	348
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368
Ending balance	569	368
Total exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	316,322	310,948
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	57,022	43,257
Other	6,205	4,661
Assets derecognised - Redemptions and repayments	50,362	42,181
Assets derecognised - written off	395	363
Ending balance	328,792	316,322	310,948
Net movement in the year	12,470	5,374
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	863	807
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	379	(160)
Change in economic scenarios	(164)	19
Changes to model	25	13
New lending and assets purchased	155	70
Other	134	183
Assets derecognised - Redemptions and repayments	90	102
Assets derecognised - written off	253	249
Ending balance	1,377	863	807
Net movement in the year	514	56
Charge/(release) to the Income Statement	(767)	(305)
Less: ECL relating to derecognised income	(14)	(14)
Recoveries net of collection costs	(108)	(71)
Income statement charge/(release) for the year	645	220
Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	294	45	8
Corporate & Commercial Banking | Total exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	24,118	25,056
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	8,883	4,114
Other	(954)	(843)
Assets derecognised - Redemptions and repayments	(7,423)	(4,101)
Assets derecognised - written off	(121)	(108)
Ending balance	24,503	24,118	25,056
Net movement in the year	385	(938)
Corporate & Commercial Banking | Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	262	235
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	272	49
Change in economic scenarios	(51)	(19)
New lending and assets purchased	82	14
Other	43	29
Assets derecognised - Redemptions and repayments	(56)	(30)
Assets derecognised - written off	(51)	(54)
Ending balance	603	262	235
Net movement in the year	341	27
Charge/(release) to the Income Statement	(392)	(81)
Less: ECL relating to derecognised income	(5)	(6)
Recoveries net of collection costs	(93)	(30)
Income statement charge/(release) for the year	294	45
Corporate & Investment Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	7	22	14
Corporate & Investment Banking | Total exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13,384	17,549
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0
New lending and assets purchased	1,162	54
Other	2,435	938
Assets derecognised - Redemptions and repayments	(5,293)	(5,157)
Assets derecognised - written off	(42)	0
Ending balance	11,646	13,384	17,549
Net movement in the year	(1,738)	(4,165)
Corporate & Investment Banking | Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	50	18
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	36
Change in economic scenarios	(8)
New lending and assets purchased	1	0
Other	(2)	(2)
Assets derecognised - Redemptions and repayments	(2)	(2)
Assets derecognised - written off	(22)	0
Ending balance	33	50	18
Net movement in the year	(17)	32
Charge/(release) to the Income Statement	(5)	(32)
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	2	(10)
Income statement charge/(release) for the year	7	22
Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	36	(3)	(4)
Corporate Centre | Total exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	74,040	74,217
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	11,503	1,849
Other	4,133	3,446
Assets derecognised - Redemptions and repayments	(10,354)	(5,469)
Assets derecognised - written off	(2)	(3)
Ending balance	79,320	74,040	74,217
Net movement in the year	5,280	(177)
Corporate Centre | Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2	5
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	2
Change in economic scenarios	(6)	(1)
New lending and assets purchased	1	0
Other	29	(6)
Assets derecognised - Redemptions and repayments	(3)	0
Assets derecognised - written off	0	0
Ending balance	35	2	5
Net movement in the year	33	(3)
Charge/(release) to the Income Statement	(33)	3
Less: ECL relating to derecognised income	0	1
Recoveries net of collection costs	3	(1)
Income statement charge/(release) for the year	36	(3)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	301,599	296,363
Transfers from Stage 1 to Stage 2	9,814	4,101
Transfers from Stage 2 to Stage 1	(3,178)	(3,458)
Transfers to Stage 3	(385)	(361)
Transfers from Stage 3	12	10
Transfers of financial instruments	(7,009)	(994)
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	55,546	42,415
Other	4,953	4,195
Assets derecognised - Redemptions and repayments	47,671	40,379
Assets derecognised - written off	2	1
Ending balance	307,416	301,599	296,363
Net movement in the year	5,817	5,236
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,354	12,013
Transfers from Stage 1 to Stage 2	(9,814)	(4,101)
Transfers from Stage 2 to Stage 1	3,178	3,458
Transfers to Stage 3	(1,126)	(595)
Transfers from Stage 3	326	516
Transfers of financial instruments	5,836	564
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	1,372	827
Other	1,068	295
Assets derecognised - Redemptions and repayments	2,250	1,344
Assets derecognised - written off	0	1
Ending balance	18,380	12,354	12,013
Net movement in the year	6,026	341
Financial instruments not credit-impaired | Stage 1 ECL | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147	143
Transfers from Stage 1 to Stage 2	47	11
Transfers from Stage 2 to Stage 1	(110)	(74)
Transfers to Stage 3	(8)	(2)
Transfers from Stage 3	2	1
Transfers of financial instruments	57	62
Net remeasurement of ECL on stage transfer	(101)	66
Change in economic scenarios	(15)	(5)
Changes to model	0	0
New lending and assets purchased	40	29
Other	88	6
Assets derecognised - Redemptions and repayments	30	32
Assets derecognised - written off	0	0
Ending balance	216	147	143
Net movement in the year	69	4
Charge/(release) to the Income Statement	(69)	(4)
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(10)
Income statement charge/(release) for the year	69	(6)
Financial instruments not credit-impaired | Stage 2 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348	307
Transfers from Stage 1 to Stage 2	(47)	(11)
Transfers from Stage 2 to Stage 1	110	74
Transfers to Stage 3	(61)	(24)
Transfers from Stage 3	21	23
Transfers of financial instruments	(103)	(64)
Net remeasurement of ECL on stage transfer	239	(130)
Change in economic scenarios	(139)	15
Changes to model	0	0
New lending and assets purchased	64	32
Other	(53)	(14)
Assets derecognised - Redemptions and repayments	42	28
Assets derecognised - written off	0	0
Ending balance	592	348	307
Net movement in the year	244	41
Charge/(release) to the Income Statement	(244)	(41)
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(15)
Income statement charge/(release) for the year	244	26
Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	21,281	23,259
Transfers from Stage 1 to Stage 2	4,443	801
Transfers from Stage 2 to Stage 1	(528)	(156)
Transfers to Stage 3	(78)	(42)
Transfers from Stage 3	4	0
Transfers of financial instruments	(3,989)	(687)
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	7,984	3,733
Other	(1,572)	(962)
Assets derecognised - Redemptions and repayments	(6,487)	(4,062)
Assets derecognised - written off	0	0
Ending balance	17,217	21,281	23,259
Net movement in the year	(4,064)	(1,978)
Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,385	1,422
Transfers from Stage 1 to Stage 2	(4,443)	(801)
Transfers from Stage 2 to Stage 1	528	156
Transfers to Stage 3	(543)	(109)
Transfers from Stage 3	1	16
Transfers of financial instruments	3,373	552
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	805	379
Other	521	64
Assets derecognised - Redemptions and repayments	(818)	(32)
Assets derecognised - written off	0	0
Ending balance	6,266	2,385	1,422
Net movement in the year	3,881	963
Financial instruments not credit-impaired | Corporate & Commercial Banking | Stage 1 ECL | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	53	47
Transfers from Stage 1 to Stage 2	37	3
Transfers from Stage 2 to Stage 1	(20)	(7)
Transfers to Stage 3	(1)	0
Transfers from Stage 3	1	0
Transfers of financial instruments	(17)	4
Net remeasurement of ECL on stage transfer	(18)	(7)
Change in economic scenarios	(7)	(8)
New lending and assets purchased	10	6
Other	32	5
Assets derecognised - Redemptions and repayments	(13)	(10)
Assets derecognised - written off	0	0
Ending balance	54	53	47
Net movement in the year	1	6
Charge/(release) to the Income Statement	(1)	(6)
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(10)
Income statement charge/(release) for the year	1	(4)
Financial instruments not credit-impaired | Corporate & Commercial Banking | Stage 2 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	51	45
Transfers from Stage 1 to Stage 2	(37)	(3)
Transfers from Stage 2 to Stage 1	20	7
Transfers to Stage 3	(21)	(5)
Transfers from Stage 3	0	1
Transfers of financial instruments	(4)	(8)
Net remeasurement of ECL on stage transfer	92	18
Change in economic scenarios	(44)	(11)
New lending and assets purchased	28	7
Other	6	(11)
Assets derecognised - Redemptions and repayments	(18)	(11)
Assets derecognised - written off	0	0
Ending balance	199	51	45
Net movement in the year	148	6
Charge/(release) to the Income Statement	(148)	(6)
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(8)
Income statement charge/(release) for the year	148	(2)
Financial instruments not credit-impaired | Corporate & Investment Banking | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,972	17,389
Transfers from Stage 1 to Stage 2	43	208
Transfers from Stage 2 to Stage 1	0	(41)
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	(43)	(167)
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0
New lending and assets purchased	1,119	54
Other	2,174	875
Assets derecognised - Redemptions and repayments	(5,005)	(5,179)
Assets derecognised - written off	0	0
Ending balance	11,217	12,972	17,389
Net movement in the year	(1,755)	(4,417)
Financial instruments not credit-impaired | Corporate & Investment Banking | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	397	134
Transfers from Stage 1 to Stage 2	(43)	(208)
Transfers from Stage 2 to Stage 1	0	41
Transfers to Stage 3	(40)	0
Transfers from Stage 3	0	0
Transfers of financial instruments	3	167
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0
New lending and assets purchased	43	0
Other	273	46
Assets derecognised - Redemptions and repayments	(287)	50
Assets derecognised - written off	0	0
Ending balance	429	397	134
Net movement in the year	32	263
Financial instruments not credit-impaired | Corporate & Investment Banking | Stage 1 ECL | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4	5
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0
New lending and assets purchased	1	0
Other	5	0
Assets derecognised - Redemptions and repayments	(1)	(1)
Assets derecognised - written off	0	0
Ending balance	9	4	5
Net movement in the year	5	(1)
Charge/(release) to the Income Statement	(5)	1
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	0
Income statement charge/(release) for the year	5	(1)
Financial instruments not credit-impaired | Corporate & Investment Banking | Stage 2 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	37	3
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	(13)	0
Transfers from Stage 3	0	0
Transfers of financial instruments	(13)	0
Net remeasurement of ECL on stage transfer	0	36
Change in economic scenarios	(8)
New lending and assets purchased	0	0
Other	(7)	(1)
Assets derecognised - Redemptions and repayments	(1)	(1)
Assets derecognised - written off	0	0
Ending balance	24	37	3
Net movement in the year	(13)	34
Charge/(release) to the Income Statement	13	(34)
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(8)
Income statement charge/(release) for the year	(13)	26
Financial instruments not credit-impaired | Corporate Centre | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	73,943	74,116
Transfers from Stage 1 to Stage 2	87	15
Transfers from Stage 2 to Stage 1	(106)	(7)
Transfers to Stage 3	(2)	(4)
Transfers from Stage 3	1	0
Transfers of financial instruments	18	(12)
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	11,457	1,849
Other	4,201	3,316
Assets derecognised - Redemptions and repayments	(10,344)	(5,326)
Assets derecognised - written off	0	0
Ending balance	79,275	73,943	74,116
Net movement in the year	5,332	(173)
Financial instruments not credit-impaired | Corporate Centre | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	97	100
Transfers from Stage 1 to Stage 2	(87)	(15)
Transfers from Stage 2 to Stage 1	106	7
Transfers to Stage 3	(3)	(4)
Transfers from Stage 3	1	0
Transfers of financial instruments	(21)	4
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	45	0
Other	(69)	149
Assets derecognised - Redemptions and repayments	(7)	(156)
Assets derecognised - written off	0	0
Ending balance	45	97	100
Net movement in the year	(52)	(3)
Financial instruments not credit-impaired | Corporate Centre | Stage 1 ECL | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1	4
Transfers from Stage 1 to Stage 2	2	0
Transfers from Stage 2 to Stage 1	(4)	0
Transfers to Stage 3	0	0
Transfers from Stage 3	1	0
Transfers of financial instruments	3	0
Net remeasurement of ECL on stage transfer	(4)	0
Change in economic scenarios	0	(1)
New lending and assets purchased	1	0
Other	35	(4)
Assets derecognised - Redemptions and repayments	(1)	0
Assets derecognised - written off	0	0
Ending balance	35	1	4
Net movement in the year	34	(3)
Charge/(release) to the Income Statement	(34)	3
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	0
Income statement charge/(release) for the year	34	(3)
Financial instruments not credit-impaired | Corporate Centre | Stage 2 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1	1
Transfers from Stage 1 to Stage 2	(2)	0
Transfers from Stage 2 to Stage 1	4	0
Transfers to Stage 3	(1)	0
Transfers from Stage 3	0	0
Transfers of financial instruments	(3)	0
Net remeasurement of ECL on stage transfer	3	0
Change in economic scenarios	(6)	0
New lending and assets purchased	0	0
Other	(6)	0
Assets derecognised - Redemptions and repayments	(1)	0
Assets derecognised - written off	0	0
Ending balance	0	1	1
Net movement in the year	(1)	0
Charge/(release) to the Income Statement	1	0
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	0
Income statement charge/(release) for the year	(1)	0
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,369	2,572
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,511	956
Transfers from Stage 3	(338)	(526)
Transfers of financial instruments	1,173	430
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	104	15
Other	184	171
Assets derecognised - Redemptions and repayments	441	458
Assets derecognised - written off	393	361
Ending balance	2,996	2,369	2,572
Net movement in the year	627	(203)
Financial instruments credit-impaired | Stage 3 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368	357
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	69	26
Transfers from Stage 3	(23)	(24)
Transfers of financial instruments	46	2
Net remeasurement of ECL on stage transfer	241	(96)
Change in economic scenarios	(10)	9
Changes to model	25	13
New lending and assets purchased	51	9
Other	99	191
Assets derecognised - Redemptions and repayments	18	42
Assets derecognised - written off	253	249
Ending balance	569	368	357
Net movement in the year	201	11
Charge/(release) to the Income Statement	(454)	(260)
Less: ECL relating to derecognised income	(14)	(14)
Recoveries net of collection costs	(108)	(46)
Income statement charge/(release) for the year	332	200
Financial instruments credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	452	375
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	621	151
Transfers from Stage 3	(5)	(16)
Transfers of financial instruments	616	135
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	94	2
Other	97	55
Assets derecognised - Redemptions and repayments	(118)	(7)
Assets derecognised - written off	(121)	(108)
Ending balance	1,020	452	375
Net movement in the year	568	77
Financial instruments credit-impaired | Corporate & Commercial Banking | Stage 3 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	158	143
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	22	5
Transfers from Stage 3	(1)	(1)
Transfers of financial instruments	21	4
Net remeasurement of ECL on stage transfer	198	38
Change in economic scenarios	0	0
New lending and assets purchased	44	1
Other	5	35
Assets derecognised - Redemptions and repayments	(25)	(9)
Assets derecognised - written off	(51)	(54)
Ending balance	350	158	143
Net movement in the year	192	15
Charge/(release) to the Income Statement	(243)	(69)
Less: ECL relating to derecognised income	(5)	(6)
Recoveries net of collection costs	(93)	(12)
Income statement charge/(release) for the year	145	51
Financial instruments credit-impaired | Corporate & Investment Banking | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	15	26
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	40	0
Transfers from Stage 3	0	0
Transfers of financial instruments	40	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0
New lending and assets purchased	0	0
Other	(12)	17
Assets derecognised - Redemptions and repayments	(1)	(28)
Assets derecognised - written off	(42)	0
Ending balance	0	15	26
Net movement in the year	(15)	(11)
Financial instruments credit-impaired | Corporate & Investment Banking | Stage 3 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	9	10
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	13	0
Transfers from Stage 3	0	0
Transfers of financial instruments	13	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0
New lending and assets purchased	0	0
Other	0	(1)
Assets derecognised - Redemptions and repayments	0	0
Assets derecognised - written off	(22)	0
Ending balance	0	9	10
Net movement in the year	(9)	(1)
Charge/(release) to the Income Statement	(13)	1
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	2	(2)
Income statement charge/(release) for the year	15	(3)
Financial instruments credit-impaired | Corporate Centre | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	1
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	5	8
Transfers from Stage 3	(2)	0
Transfers of financial instruments	3	8
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	1	0
Other	1	(19)
Assets derecognised - Redemptions and repayments	(3)	13
Assets derecognised - written off	(2)	(3)
Ending balance	0	0	1
Net movement in the year	0	(1)
Financial instruments credit-impaired | Corporate Centre | Stage 3 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1	0
Transfers from Stage 3	(1)	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	1	2
Change in economic scenarios	0	0
New lending and assets purchased	0	0
Other	0	(2)
Assets derecognised - Redemptions and repayments	(1)	0
Assets derecognised - written off	0	0
Ending balance	0	0	£ 0
Net movement in the year	0	0
Charge/(release) to the Income Statement	0	0
Less: ECL relating to derecognised income	0	1
Recoveries net of collection costs	3	(1)
Income statement charge/(release) for the year	£ 3	£ 0